S000074121 [Member] Investment Objectives and Goals - S000074121 [Member]	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Integrated Large Cap Value Fund (the Fund) seeks to provide shareholders with capital appreciation.